Label	Element	Value
First Investors Life Series Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	filsf_SupplementTextBlock
SUPPLEMENT DATED MARCH 14, 2018

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2017, AS SUPPLEMENTED

In “The Funds Summary Section” of the First Investors Life Series Funds Prospectus for the Life Series Growth & Income Fund, the last  two rows of the table headed “Average Annual Total Returns For Periods Ended December 31, 2016” are deleted and replaced with the following:

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)**	17.34%	14.80%	5.72%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%
**The Fund changed its primary broad-based securities index to the Russell 1000 Value Index from the S&P 500 Index as of March 14, 2018. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategy.

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Please retain this Supplement for future reference.

IELP0314

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Life Series Growth & Income Fund